Additional Financial Information of Parent Company - Condensed Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 4,284,291	$ 672,299	¥ 10,060,391		¥ 3,983,721
Short-term investments	21,634,642	3,394,947	8,731,195
Prepayments and other current assets	1,099,607	172,550	456,802
Total current assets	28,898,243	4,534,763	20,683,351
Long-term investments	1,678,351	263,370	875,205
Total non-current assets	5,500,192	863,101	4,450,005
TOTAL ASSETS	34,398,435	5,397,864	25,133,356
LIABILITIES
Amounts due to related parties	179,859	28,224	172,779
Accrued expenses and other current liabilities	1,206,179	189,276	941,642
TOTAL LIABILITIES	2,869,549	450,295	2,081,130
Accounts payable	29,381	4,611	23,839
Income tax payable	31,538	4,949	25,924
Other tax payable	894,592	140,381	446,839
MEZZANINE EQUITY	0	0	32,846,087
SHAREHOLDERS' (DEFICIT) EQUITY
Accumulated other comprehensive income	538,650	84,526	1,072,307
Subscription receivable	1,310,140	205,590
Accumulated deficit	(17,020,254)	(2,670,849)	(13,365,806)
TOTAL SHAREHOLDERS' (DEFICIT) EQUITY	31,528,886	4,947,569	(8,483,721)		(7,091,266)	¥ (5,600,151)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' (DEFICIT) EQUITY	34,398,435	5,397,864	25,133,356
Common Class A [Member]
SHAREHOLDERS' (DEFICIT) EQUITY
Common Stock Value	1,198	188	233
Common Class B [Member]
SHAREHOLDERS' (DEFICIT) EQUITY
Common Stock Value	218	34	63
Parent Company [Member]
Current assets:
Cash and cash equivalents	1,032,540	162,028	7,025,967	$ 1,102,528	¥ 693,676	¥ 933,056
Short-term investments	17,866,528	2,803,648	6,270,302
Prepayments and other current assets	113,595	17,826	13,762
Total current assets	19,012,663	2,983,502	13,310,031
Investment in and amount due from subsidiaries/VIEs	11,885,179	1,865,044	9,675,404
Long-term investments	1,007,361	158,077	522,672
Total non-current assets	12,892,540	2,023,121	10,198,076
TOTAL ASSETS	31,905,203	5,006,623	23,508,107
LIABILITIES
Amounts due to related parties	179,859	28,224	172,779
Accrued expenses and other current liabilities	10,765	1,690	283,524
TOTAL LIABILITIES	449,758	70,578	456,303
Accounts payable	42	7	0
Income tax payable	9,084	1,425	0
Other tax payable	250,008	39,232	0
MEZZANINE EQUITY	0	0	31,535,947
SHAREHOLDERS' (DEFICIT) EQUITY
Additional paid-in capital	49,245,773	7,727,736	3,809,060
Accumulated other comprehensive income	538,650	84,526	1,072,307
Subscription receivable	(1,310,140)	(205,590)	0
Accumulated deficit	(17,020,254)	(2,670,849)	(13,365,806)
TOTAL SHAREHOLDERS' (DEFICIT) EQUITY	31,455,445	4,936,045	(8,484,143)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' (DEFICIT) EQUITY	31,905,203	5,006,623	23,508,107
Parent Company [Member] | Common Class A [Member]
SHAREHOLDERS' (DEFICIT) EQUITY
Common Stock Value	1,201	188	233
Parent Company [Member] | Common Class B [Member]
SHAREHOLDERS' (DEFICIT) EQUITY
Common Stock Value	¥ 215	$ 34	¥ 63